Pensions - Net pension cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [abstract]
Notional contributions	$ 57	$ 60	$ 55
Defined benefit plans	188	216	184
Defined contribution plans	213	213	192
Total net pension cost	$ 458	$ 488	$ 432